NEWBUILDINGS (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012	Oct. 30, 2014 vessel	Sep. 30, 2014 company	May 31, 2014 vessel t	Apr. 30, 2014 vessel company t	Oct. 31, 2014 vessel	Sep. 30, 2014 vessel	Sep. 30, 2014 vessel	Mar. 31, 2015 vessel	Mar. 31, 2015 company	Jan. 31, 2015 vessel	Dec. 31, 2011	Sep. 15, 2014
Significant Acquisitions and Disposals [Line Items]
Number of Newbuildings on Order	14
Interest Costs Incurred	$ 360,500,000
New building installments balance	26,706,000	0
Installments and newbuilding supervision fees paid and accrued	356,355,000	26,298,000
Interest capitalized	4,179,000	408,000
New building installments balance	323,340,000	26,706,000	0
Transfer from newbuildings	(546,520,000)
Property, Plant and Equipment, Gross	915,060,000	305,581,000	305,581,000											657,890,000
Value of share consideration paid in connection with purchase of vessel	38,874,000
Cash acquired upon purchase of SPCs	68,560,000	0	0
Payments To Acquire Newbuildings	357,402,000	26,706,000	0
Accrued expenses not paid	3,100,000
Capesize Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuildings on Order	26	4
Construction in Progress [Member]
Significant Acquisitions and Disposals [Line Items]
Property, Plant and Equipment, Gross	323,340,000
Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired					13		5
Capesize drybulk size range							180,000
Value of Share Consideration Paid in Connection with Purchase of SPCs, Net of Cash Acquired					331,661,000		150,959,000
Noncash or Part Noncash Acquisition, Payables Assumed							150,000,000
Value of share consideration paid in connection with purchase of vessel					356,800,000		194,400,000
Number of Capesize Newbuildings Delivered				2		2	3	3	2	3
Number of SPCs expected to acquire							25
Number of Capesize Newbuildings Acquired							5
Cash acquired upon purchase of SPCs					25,100,000		43,400,000
Common Stock [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration							15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration					31,000,000		15,500,000.0
Share price (in USD per share)					$ 11.51		$ 12.54		11.51	11.51					$ 11.51
Capital Addition Purchase Commitments [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed					490,000,000
Subsequent Event [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuildings on Order											25	25
Number of Capesize Newbuildings Acquired											21
Subsequent Event [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired												12
Number of Capesize Newbuildings Delivered													4
Number of Capesize Newbuildings Acquired											17
Cash acquired upon purchase of SPCs												108,600,000
Subsequent Event [Member] | Common Stock [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration												31,000,000
Subsequent Event [Member] | Capital Addition Purchase Commitments [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed												$ 404,000,000